Fair Value Measurement - Reconciliation of Changes in Fair Value (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value	$ 1,874
Establishment of earn out share liabilities	9,997
Change in estimated fair value, net of changes in foreign exchange rates	(1,938)
Reclassification of warrant liability to equity	(2,769)
Ending balance, fair value	7,164
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value	1,874
Establishment of earn out share liabilities	0
Change in estimated fair value, net of changes in foreign exchange rates	895
Reclassification of warrant liability to equity	(2,769)
Ending balance, fair value	0
Earn out Share Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value	0
Establishment of earn out share liabilities	9,997
Change in estimated fair value, net of changes in foreign exchange rates	(2,833)
Reclassification of warrant liability to equity	0
Ending balance, fair value	$ 7,164